As filed with the Securities and Exchange Commission on January 7, 2014

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 292	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 294	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Ryan Louvar WisdomTree Asset Management, Inc. 380 Madison Avenue, 21st Floor New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 292 relates solely to the WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (formerly, the WisdomTree Short-Term High Yield Bond Negative Duration Fund) (the “Fund”), a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 7th day of January, 2014.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 292 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

	Signatures	Title	Date

	/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	January 7, 2014

	/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	January 7, 2014

	/s/ Joel Goldberg* Joel Goldberg	Trustee	January 7, 2014

	/s/ Toni Massaro* Toni Massaro	Trustee	January 7, 2014

	/s/ Victor Ugolyn* Victor Ugolyn	Trustee	January 7, 2014

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase